Income taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred taxes
Federal	$ 30,847	$ 24,528	$ (58,727)	$ 27,345	$ 69,046
State	1,334	1,209	(647)	(1,533)	4,960
Income tax expense	32,181	25,737	59,374	(25,812)	(74,006)
Federal income tax rate (as a percent)	34.00%		34.00%
Reconciliation of income tax (expense) benefit computed by applying the federal income tax rate to pre-tax loss from operations
Income tax expense computed by applying the statutory rate	30,393	24,303	56,076	20,548	(87,891)
State income tax, net of federal tax benefit and increase in valuation allowance	1,900	1,189	2,530	1,118	(3,110)
Income from non-taxable entity		(16)	(30)	(48)	(61)
Non-deductible compensation	655	287	2,078	418	482
Change in valuation allowance	2	2	(660)	(47,888)	16,476
Other items	(769)	(28)	(620)	40	98
Income tax expense	$ 32,181	$ 25,737	$ 59,374	$ (25,812)	$ (74,006)